RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS (Schedule of Consolidated Statement of Financial Position) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets - Lease - right of use	₪ 1,664	[1]	₪ 1,254
Non-current assets - Deferred income tax asset	3,351	[1]	2,722
Deferred income tax asset	41	[1]	38
Current liabilities - Lease liabilities	1,489	[1]	1,150
Non-current liabilities - Lease liabilities	2,109	[1]	1,420
Deferred revenues from Hot Mobile - Contract liabilities (current and non-current)	102	[1]	133
Equity	1,417	[1]	₪ 1,406	₪ 1,434	₪ 1,111
Previously accounting policy [Member]
Non-current assets - Lease - right of use
Non-current assets - Deferred income tax asset	38
Current liabilities - Lease liabilities
Non-current liabilities - Lease liabilities
Equity	1,406
Effect of Change [Member]
Non-current assets - Lease - right of use	656
Non-current assets - Deferred income tax asset	6
Current liabilities - Lease liabilities	137
Non-current liabilities - Lease liabilities	546
Equity	(21)
According to IFRS15 as reported [Member]
Non-current assets - Lease - right of use	656
Non-current assets - Deferred income tax asset	44
Current liabilities - Lease liabilities	137
Non-current liabilities - Lease liabilities	546
Equity	₪ 1,385

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.